Income Taxes (Details) - Schedule of income tax provision (benefit) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of income tax provision (benefit) [Abstract]
U.S.	$ 12,367	$ 4,271
Non-U.S.	7,600	(2,187)
Total income/(loss) from continuing operations before income taxes:	19,967	2,084
Current:
Federal	2,037	143
State	347	38
Non-U.S.	1,156	83
Total current	3,540	264
Deferred:
Federal	126
State	5
Non-U.S.	287	(190)
Total deferred	418	(190)
Federal		(1,331)
State
Non-U.S.
Total noncurrent		(1,331)
Total income tax expense (benefit)	$ 3,958	$ (1,257)
Effective income tax rate	19.80%	(60.30%)